Share-Based Payments - Summary of Performance Rights (Details)			6 Months Ended	12 Months Ended
	Apr. 05, 2023	Jul. 01, 2022	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 $ / shares	Jun. 30, 2023 shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number			6,547,018	4,631,721
Expense recognized | $			$ 5,354,429	$ 5,621,959			$ 14,530,749	$ 4,467,986
Performance Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number				4,631,721
Expense recognized | $				$ 989,336
Performance Rights | Key Management Personnel | Rashda Buttar
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number						359,300
Expiry date	Dec. 31, 2025	Jun. 30, 2025
Performance Rights | Key Management Personnel | Rashda Buttar | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Apr. 13, 2023
Number				253,401
Vesting date				Dec. 31, 2025
Fair value | $ / shares					$ 1.09
Expiry date, term				Cessation of employment
Expense recognized | $				$ 37,279
Performance Rights | Key Management Personnel | Nick Liveris | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Apr. 05, 2023
Number				549,035
Vesting date				Dec. 31, 2025
Fair value | $ / shares					1.21
Expiry date, term				Cessation of employment
Expense recognized | $				$ 89,663
Performance Rights | Key Management Personnel | Chris Burns | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Apr. 13, 2023
Number				1,604,871
Vesting date				Dec. 31, 2025
Fair value | $ / shares					1.09
Expiry date, term				Cessation of employment
Expense recognized | $				$ 236,100
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting date, term				4 equal annual tranches commencing on the anniversary of employment
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Jan. 03, 2023
Number				1,030,325
Vesting date, tranche one				Jan. 03, 2024
Vesting date, tranche two				Jan. 03, 2025
Vesting date, tranche three				Jan. 03, 2026
Vesting date, tranche four				Jan. 03, 2027
Fair value | $ / shares					1.41
Expiry date, term				Cessation of employment
Expense recognized | $				$ 392,726
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Jan. 27, 2023
Number				58,636
Fair value | $ / shares					1.86
Expiry date, term				Cessation of employment
Expense recognized | $				$ 16,084
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Feb. 06, 2023
Number				18,942
Fair value | $ / shares					1.8
Expiry date, term				Cessation of employment
Expense recognized | $				$ 10,739
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Mar. 02, 2023
Number				43,078
Fair value | $ / shares					1.49
Expiry date, term				Cessation of employment
Expense recognized | $				$ 19,645
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				May 08, 2023
Number				124,505
Fair value | $ / shares					0.99
Expiry date, term				Cessation of employment
Expense recognized | $				$ 28,534
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Jul. 11, 2023
Number				42,506
Fair value | $ / shares					0.93
Expiry date, term				Cessation of employment
Expense recognized | $				$ 6,806
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Jul. 14, 2023
Number				85,618
Fair value | $ / shares					1.05
Expiry date, term				Cessation of employment
Expense recognized | $				$ 15,850
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Jul. 24, 2023
Number				39,960
Fair value | $ / shares					0.95
Expiry date, term				Cessation of employment
Expense recognized | $				$ 6,124
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Jul. 31, 2023
Number				69,290
Fair value | $ / shares					0.93
Expiry date, term				Cessation of employment
Expense recognized | $				$ 9,812
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Aug. 01, 2023
Number				170,019
Fair value | $ / shares					0.95
Expiry date, term				Cessation of employment
Expense recognized | $				$ 24,805
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Aug. 21, 2023
Number				125,862
Fair value | $ / shares					1.08
Expiry date, term				Cessation of employment
Expense recognized | $				$ 17,137
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Sep. 02, 2023
Number				300,000
Fair value | $ / shares					0.93
Expiry date, term				Cessation of employment
Expense recognized | $				$ 31,574
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Nov. 09, 2023
Number				57,019
Fair value | $ / shares					0.75
Expiry date, term				Cessation of employment
Expense recognized | $				$ 2,238
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Oct. 07, 2022
Number				37,587
Fair value | $ / shares					1.86
Expiry date, term				Cessation of employmen
Expense recognized | $				$ 27,243
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Nov. 28, 2022
Number				21,067
Fair value | $ / shares					$ 2.18
Expiry date, term				Cessation of employment
Expense recognized | $				$ 16,976